UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06578

The Glenmede Portfolios

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments. — The Schedule of investments for the period ended July 31, 2016 is filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 96.0%
	Alabama — 1.0%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$3,359,190

	Alaska — 0.9%
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	3,141,515

	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	5,037,701

	California — 3.4%
	California State General Obligation Unlimited, Refunding:
4,365,000	5.000% due 8/1/24	5,562,843
5,000,000	5.000% due 11/1/25	6,263,750

		11,826,593

	Connecticut — 0.4%
1,170,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, (BHAC Insured NPFG), Prerefunded 7/1/18 @ 100, 5.750% due 7/1/33	1,283,794

	Florida — 14.0%
10,550,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/18	11,366,253
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured), 5.250% due 2/15/19	3,739,959
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E, 5.000% due 6/1/26	6,432,400
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B, 5.000% due 7/1/22	5,601,318
1,935,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	2,140,013
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured), Prerefunded 11/1/17 @ 100, 5.000% due 11/1/19	4,145,428
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	3,230,140
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,781,475
2,750,000	5.000% due 10/1/25	3,558,225
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,697,470

		48,692,681

	Georgia — 2.3%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds, 5.000% due 12/1/18	1,096,010
6,000,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, 5.000% due 6/1/19	6,717,300

		7,813,310

	Illinois — 2.7%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
1,000,000	5.000% due 1/1/20	1,135,320
2,520,000	5.000% due 1/1/23	3,068,402
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	5,035,160

		9,238,882

See Notes to Schedule of Portfolio Investments.

1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Kansas — 1.6%
$2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4, 0.633% due 9/1/18[1]	$2,212,496
3,200,000	Wichita, KS, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/1/17	3,390,496

		5,602,992

	Kentucky — 0.6%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,229,020

	Louisiana — 1.7%
4,500,000	Louisiana State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/26	5,753,115

	Maine — 1.1%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,402,668
1,985,000	5.000% due 9/1/22	2,420,946

		3,823,614

	Maryland — 4.7%
5,660,000	Maryland State, MD, General Obligation Unlimited, Refunding, Series B, 4.500% due 8/1/17	5,889,400

	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement:
4,410,000	5.000% due 6/1/18	4,771,487
5,000,000	4.000% due 6/1/21	5,742,050

		16,402,937

	Massachusetts — 1.6%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A, 0.887% due 11/1/18[1]	1,000,670
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured), 5.250% due 8/1/16	2,000,540
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,479,880

		5,481,090

	Michigan — 3.8%
1,500,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/17	1,546,260
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured), 5.000% due 5/1/26	4,629,640
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,884,165
5,000,000	Michigan Finance Authority, Revenue Bonds, 0.870% due 12/1/39[1]	4,946,000

		13,006,065

	Minnesota — 2.9%
1,000,000	Chaska, MN, Independent School District No. 112, General Obligation Unlimited, Refunding, Series A, 5.000% due 2/1/21	1,184,180
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, 5.000% due 10/1/20	1,385,612
2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B 0.000% due 2/1/28[2]	1,496,807
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,938,128

		10,004,727

See Notes to Schedule of Portfolio Investments.

2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Mississippi — 1.4%
$1,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series E, 0.400% due 12/1/30	$1,000,000
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20	1,138,230
2,460,000	5.000% due 4/1/21	2,877,388

		5,015,618

	Missouri — 0.7%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,517,620

	New Mexico — 1.8%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, 1.063% due 11/1/39[1]	6,260,121

	New York — 9.4%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D, 5.000% due 11/1/22	4,375,498
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A, 5.000% due 7/1/18	1,297,860
5,000,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A, 5.000% due 3/15/19	5,580,200
5,575,000	New York State, General Obligation Unlimited, Series A, (NPFG Insured), 0.572% due 2/15/22	5,379,875
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,342,832
4,000,000	5.000% due 3/15/24	4,668,960
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B, 5.250% due 11/15/27	3,446,400
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	6,608,088

		32,699,713

	North Carolina — 5.1%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,482,154
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	4,080,679
3,550,000	5.000% due 11/1/23	4,361,317
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,250,820
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,593,340
1,150,000	University of North Carolina, Chapel Hill, Revenue Bonds, Series B, 1.063% due 12/1/41[1]	1,153,300
1,500,000	Wake County, NC, General Obligation Unlimited, 5.000% due 3/1/23	1,664,310

		17,585,920

	Ohio — 2.0%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,435,229
1,175,000	Ohio State, Higher Educational Facility, Revenue Bonds, Refunding, 6.250% due 10/1/17	1,253,784
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	3,211,903

		6,900,916

See Notes to Schedule of Portfolio Investments.

3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Oklahoma — 1.0%
$3,650,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured), 0.718% due 6/1/19	$3,513,125

	Pennsylvania — 7.7%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,925,650
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed), 4.750% due 6/15/18	275,142
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	581,670
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding), 5.000% due 9/1/20	1,046,520
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding), 5.000% due 4/1/17	334,643
955,000	Erie County, PA, General Obligation Unlimited, 5.000% due 9/1/16	958,801
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding), 5.000% due 3/1/20	374,588
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured) (Escrowed to Maturity), 5.000% due 2/1/18	1,589,115
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.500% due 8/15/18	823,792
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A, (AGMC Insured State Aid Withholding), Prerefunded 12/1/16 @ 100, 5.000% due 6/1/18	710,696
2,765,000	Pennsylvania State University, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/23	3,458,462
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding), 5.000% due 9/1/17	1,565,310
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding), 5.000% due 5/1/22	5,067,657
6,265,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100, 6.000% due 6/1/29	7,028,390

		26,740,436

	Rhode Island — 1.8%
5,000,000	Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A, 5.000% due 8/1/24	6,304,000

	South Carolina — 1.4%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured), 5.000% due 5/1/26	4,932,774

	Tennessee — 0.3%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D, 5.000% due 7/1/17	1,093,911

	Texas — 9.9%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,341,751
5,045,000	Dallas, TX, General Obligation Limited, 5.000% due 2/15/17	5,167,846

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
$2,850,000	5.000% due 10/1/26	$3,602,029
2,000,000	5.000% due 10/1/27	2,500,480
3,500,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed), 5.000% due 2/15/22	4,239,865
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,544,290
7,500,000	Texas State, General Obligation Unlimited, Refunding, 5.000% due 10/1/23	9,420,600
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding, 4.000% due 9/1/18	2,853,102
1,750,000	University of Texas, Revenue Bond, Financing System, Series A, 5.000% due 8/15/16	1,753,605

		34,423,568

	Virginia — 5.3%
5,020,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 2.000% due 10/1/17	5,109,959
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,938,360
4,040,000	Loudoun County, VA, Economic Development Authority, Public Facility Lease, Revenue Bonds, 5.000% due 12/1/20	4,758,958
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,518,536
3,060,000	Virginia Beach, VA, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 4.000% due 2/1/18	3,221,629

		18,547,442

	Washington — 2.8%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,492,332
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed), Prerefunded 12/1/16 @ 100, 5.000% due 12/1/18	2,030,900
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,549,613
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E, Prerefunded 2/1/19 @ 100, 5.000% due 2/1/20	3,647,985

		9,720,830

	Wisconsin — 1.2%
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	17,344
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B, 5.000% due 5/1/26	4,029,636

		4,046,980

	TOTAL MUNICIPAL BONDS (Cost $322,606,324)	333,000,200

TOTAL INVESTMENTS (Cost $322,606,324)[3]	96.0%	$333,000,200

OTHER ASSETS IN EXCESS OF LIABILITIES	4.0	14,043,179

NET ASSETS	100.0%	$347,043,379

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2016.
[2]	Zero Coupon Bond.
[3]	Aggregate cost for federal tax purposes was $322,606,324.

Abbreviations:

AGMC — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BHAC — Berkshire Hathaway Assurance Corporation

FHA — Federal Housing Administration

NPFG — National Public Finance Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SCSDE — South Carolina State Department of Education

See Notes to Schedule of Portfolio Investments.

6

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments — (Unaudited)

1.  Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2016, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio had all long-term investments, with corresponding sectors at Level 2 at July 31, 2016. For the quarter ended July 31, 2016, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

7

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments — (Unaudited) (Concluded)

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.  Unrealized Appreciation/(Depreciation)

As of July 31, 2016, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	10,643,389	249,513	10,393,876

3.  Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2016 through the date the schedule of investment was filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedule of portfolio investments.

8

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	9/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Office)

Date	9/27/16

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver Treasurer (Principal Financial Officer)

Date	9/27/16